Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 17,027	$ 2,398	¥ 18,416
Prepayments	15,845	2,232	20,523
Deposits	13,405	1,888	2,094
Interest receivable	1,179	166	103
Others	2,798	395	10,326
Prepayments and other Current Asset	¥ 50,254	$ 7,079	¥ 51,462